Income Taxes	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Income Taxes

Note 8. Income Taxes

Bingo.com, Ltd. is domiciled in the tax-free jurisdiction of Anguilla, British West Indies. However certain of the Company's subsidiaries incur income taxation. The Company has provided $25 during the quarter ended June 30, 2011, for income tax (June 30, 2010 - $31,970).

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at June 30, 2011, and December 31, 2010, are presented below:

	June 30, 2011	December 31, 2010
Deferred tax assets:
Net operating loss carry forwards	$141,123	$139,463

Valuation Allowance	(141,123)	(139,463)
	$—	$—

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those differences become deductible.

Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in assessing the realizability of deferred tax assets.